Basis of Preparation	6 Months Ended
Jun. 30, 2018
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 - Basis of Preparation

A.	Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2017 (hereinafter - “the Annual Financial Statements”). They do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

These condensed consolidated interim financial statements were authorized for issue by the Group’s Board of Directors on August 28, 2018.

B.	Use of judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Annual Financial Statements, except for new significant judgments and key sources of estimation uncertainty related to the application of IFRS 15, which are described in Note 4.

C.	Fair value measurement

The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly.

-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair value of share based payments and derivative liabilities are included in Notes 7 and 6, respectively.